Stock Option Plans and Warrants to Purchase Common Stock - Schedule of share-based compensation expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-based compensation expense
Share-Based Compensation	$ 587,583	$ 329,815
Research and development
Share-based compensation expense
Share-Based Compensation	204,848	131,917
General and administrative
Share-based compensation expense
Share-Based Compensation	$ 382,735	$ 197,898